Fair Values of Assets and Liabilities - Fair Value Option (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value carrying amount, total loans	$ 2,251	$ 2,011
Aggregate unpaid principal, total loans	2,243	1,994
Carrying amount over (under) unpaid principal outstanding, total loans	8	17
Fair value carrying amount, time deposits	5,754	2,818
Aggregate unpaid principal, time deposits	5,762	2,822
Carrying amount over (under) unpaid principal outstanding, time deposits	(8)	(4)
Long-term debt	391	0
Contractual principal outstanding, long-term debt	409	0
Carrying amount over (under) contractual principal outstanding, long-term debt	(18)	0
Fair value, nonaccrual loans	1	1
Contractual principal outstanding, nonaccrual loans	1	1
Fair value, loans 90 days or more past due	4	4
Contractual principal outstanding, loans 90 days or more past due	$ 4	$ 4